UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4581

CORNERCAP GROUP OF FUNDS
(Exact name of registrant as specified in charter)

The Peachtree, Suite 1700, 1355 Peachtree Street NE, Atlanta, Georgia		30309
(Address of principal executive offices)		(Zip code)

ALPS Mutual Funds Services Inc. 1625 Broadway, Suite 2200, Denver, Colorado 80202
(Name and address of agent for service)

Registrant's telephone number, including area code:		(404) 870-0700

Date of fiscal year end:	March 31

Date of reporting period:	April 1-June 30, 2005

Item 1 – Schedule of Investments.

Cornercap Small-Cap Value Fund

Statement of Investments

June 30, 2005 (Unaudited)

					Market
Common Stock	Security		Shares	Cost	Value
		98.60%

Aerospace & Defense		4.28%
	Armor Holdings Inc.		11,925	509,114.21	472,349.25
	Curtiss Wright		7,800	242,325.03	420,810.00
				751,439.24	893,159.25

Auto Components		8.93%
	American Axle & Mfg		19,200	521,449.87	485,184.00
	Arvinmeritor, Inc.		35,150	563,516.43	625,318.50
	Superior Industries International		14,050	467,385.71	332,985.00
	TBC Corp.		15,450	166,158.32	419,158.50
				1,719,530.43	1,862,646.00

Building Products		6.32%
	Apogee Enterprises		33,000	404,286.15	507,210.00
	Crane Co.		15,025	278,155.66	395,157.50
	Elkcorp		14,550	388,336.91	415,402.50
				1,070,778.72	1,317,770.00

Chemicals		4.26%
	Cabot Corp.		13,350	389,901.36	440,550.00
	Headwaters Inc.		13,050	254,183.98	448,659.00
				644,085.34	889,209.00

Commercial Banks		8.70%
	FirstMerit Corp. Com		17,300	432,179.25	451,703.00
	Hudson United Bancorp		13,225	482,670.70	477,422.50
	Washington Federal, Inc.		17,794	232,992.38	418,514.88
	Webster Financial Corp.		10,000	377,921.14	466,900.00
				1,525,763.47	1,814,540.38

Commercial Services & Supplies		4.70%
	ABM Industries, Inc.		25,100	395,980.56	489,450.00
	John H. Harland Co.		12,900	335,374.27	490,200.00
				731,354.83	979,650.00

Communications Equipment		1.95%
	Plantronics, Inc.		11,200	224,173.13	407,232.00
				224,173.13	407,232.00

Construction Materials		2.24%
	Lafarge Corp.		7,500	236,320.90	468,300.00
				236,320.90	468,300.00

Electronic Equipment & Instruments		4.17%
	CTS Corp.		33,500	659,143.84	411,715.00
	Orbotech Ltd		21,300	370,056.68	457,737.00
				1,029,200.52	869,452.00

Food Products		3.86%
	American Italian Pasta		15,800	445,691.12	332,116.00
	Smithfield Foods, Inc.		17,350	309,018.19	473,134.50
				754,709.31	805,250.50

Health Care Providers & Services		5.10%
	Apria Healthcare Group Com		13,000	287,113.83	450,320.00
	Odyssey Healthcare Inc.		42,550	591,064.04	613,571.00
				878,177.87	1,063,891.00

Hotels, Restaurants & Leisur		2.04%
	Ruby Tuesday Inc.		16,400	406,185.52	424,760.00
				406,185.52	424,760.00

Household Durables		7.99%
	Beazer Homes USA, Inc.		8,900	234,956.00	508,635.00
	Blyth, Inc.		14,400	349,351.00	403,920.00
	Helen of Troy, Ltd.		16,250	460,856.70	413,725.00
	Libbey Inc.		21,580	419,681.87	341,179.80
				1,464,845.57	1,667,459.80

Industrial Conglomerates		2.12%
	Standex International Corp.		15,600	419,702.00	443,196.00
				419,702.00	443,196.00

Insurance		8.90%
	21st Century Ins Group		29,700	410,519.13	440,748.00
	Clark Inc.		33,550	505,038.35	480,771.50
	HCC Ins Hldgs Inc. Com		12,425	384,803.25	470,534.75
	Reinsurance Group Amer Inc		10,000	313,322.60	465,100.00
				1,613,683.33	1,857,154.25

Leisure Equipment & Products		3.82%
	K2, Inc.		30,980	438,838.41	392,826.40
	Polaris Industries, Inc.		7,500	118,407.37	405,000.00
				557,245.78	797,826.40

Machinery		4.56%
	Briggs & Stratton Corp.		12,700	308,321.64	439,674.00
	Manitowoc, Inc.		12,500	350,395.55	512,750.00
				658,717.19	952,424.00

Metals & Mining		1.75%
	Brush Engineered Materials		25,600	504,076.70	365,056.00
				504,076.70	365,056.00

Personal Products		2.66%
	Oakley Inc.		32,600	362,979.80	555,178.00
				362,979.80	555,178.00

Semiconductors & Equipment		2.08%
	Adaptec, Inc.		111,900	542,211.37	434,172.00
				542,211.37	434,172.00

Specialty Retail		2.41%
	Regis Corp.		12,850	273,724.43	502,178.00
				273,724.43	502,178.00

Textiles & Apparel		2.09%
	Kellwood Co.		16,200	388,900.71	435,780.00
				388,900.71	435,780.00

Tobacco		1.99%
	Universal Corp.		9,500	279,510.75	415,910.00
				279,510.75	415,910.00

Trucking		1.68%
	Arkansas Best Corp		11,000	358,748.60	349,910.00
				358,748.60	349,910.00

	Total Common Stock			17,394,531.74	20,572,104.58

Short Term Investments		1.05%
	Federated Treasury Obligations Money Market		219,380.24	219,380.24

	Total Short-Term Investments		219,380.24	219,380.24

Total Investments		99.65%	17,613,911.98	20,791,484.82

Assets in Excess of other Liabilities		0.35%		72,334.94

Total Net Assets		100.00%		20,863,819.76

Gross appreciation				$4,203,068
Gross depreciation				(1,025,495)
Net Unrealized appreciation				$3,177,573
Cost of Investments				17,613,911.98

CornerCap Balanced Fund

Statement of Investments

June 30, 2005 (Unaudited)

Common Stock	Security		Shares	Cost	Market Value
		60.38%

Aerospace & Defense		1.52%
	Goodrich Corp.		4,500	108,228.99	184,320.00
				108,228.99	184,320.00

Auto Components		0.97%
	Johnson Controls, Inc.		2,100	53,057.35	118,293.00
				53,057.35	118,293.00

Beverages		1.17%
	Anheuser-Busch Cos., Inc.		3,100	142,316.04	141,825.00
				142,316.04	141,825.00

Chemicals		1.06%
	PPG Industries		2,050	115,026.01	128,658.00
				115,026.01	128,658.00

Commercial Banks		7.22%
	Bank of America		3,664	93,487.99	167,115.04
	Bank of New York		3,800	124,932.00	109,364.00
	Comerica, Inc.		2,200	113,843.02	127,160.00
	US Bancorp		4,300	79,923.58	125,560.00
	Wachovia Corp. New		2,600	128,258.00	128,960.00
	Washington Federal, Inc.		4,908	67,327.17	115,436.16
	Washington Mutual, Inc.		2,550	85,596.00	103,759.50
				693,367.76	877,354.70
		1.28%
Communications Equipment
	UTStarCom Inc.		20,700	280,740.72	155,043.00
				280,740.72	155,043.00

Commercial Services & Supplies		2.51%
	Convergys Corp		10,900	176,500.98	154,998.00
	Donnelley & Sons Co		4,350	100,147.54	150,118.50
				276,648.52	305,116.50

Consumer Finance		2.49%
	Countrywide Financial Corp.		4,398	45,709.92	169,806.82
	MBNA Corp.		5,050	105,631.52	132,108.00
				151,341.44	301,914.82

Containers & Packaging		1.92%
	Owens Illinois Inc. New		9,300	129,485.91	232,965.00
				129,485.91	232,965.00
Diversified Consumer Services		1.44%
	H&R Block		3,000	144,018.00	175,050.00
				144,018.00	175,050.00

Diversified Financial Services		3.65%
	Allied Capital, Inc.		4,700	111,699.36	136,817.00
	Bear Stearns		1,600	93,687.00	166,304.00
	Federal National Mortgage Association		2,400	131,657.28	140,160.00
				337,043.64	443,281.00

Diversified Telecommunications		1.06%
	Telefonos de Mexico SA		6,800	81,947.34	128,452.00
				81,947.34	128,452.00

Electronic Equipment & Instruments		1.08%
	Diebold, Inc.		2,900	122,181.99	130,819.00
				122,181.99	130,819.00

Electric Utilities		2.62%
	DTE Energy		3,300	124,861.96	154,341.00
	FirstEnergy Corp.		3,400	100,036.00	163,574.00
				224,897.96	317,915.00

Food Products		2.10%
	Sara Lee Corp.		5,600	107,118.00	110,936.00
	Smithfield Foods, Inc.		5,300	145,335.54	144,531.00
				252,453.54	255,467.00

Food & Staples Retailing		1.20%
	Safeway, Inc.		6,450	184,172.46	145,705.50
				184,172.46	145,705.50

Health Care Equipment & Supplies		0.93%
	Boston Scientific Corp.		4,200	133,873.32	113,400.00
				133,873.32	113,400.00

Health Care Providers & Services		6.45%
	Cigna Corp.		2,150	138,297.53	230,114.50
	McKesson, Inc.		4,100	109,693.44	183,639.00
	Quest Diagnostics, Inc.		3,400	102,767.38	181,118.00
	Unitedhealth Group		3,622	85,306.86	188,851.08
				436,065.21	783,722.58

Household Durables		1.20%
	Koninklijke Philips Electronics		5,800	141,742.14	146,102.00
				141,742.14	146,102.00

Industrial Conglomerates		1.16%
	Tyco International, Ltd.		4,815	93,502.62	140,598.00
				93,502.62	140,598.00

Insurance		3.22%
	Everest Re Group LTD Com		1,450	97,012.00	134,850.00
	Marsh & McLennan		4,700	136,913.82	130,190.00
	St. Paul Travelers		3,200	119,878.58	126,496.00
				353,804.40	391,536.00

Machinery		2.16%
	Eaton Corp.		2,300	135,766.70	137,770.00
	Timken Co.		5,400	134,053.38	124,740.00
				269,820.08	262,510.00

Metals & Mining		0.83%
	Alcoa, Inc.		3,850	80,120.26	100,600.50
				80,120.26	100,600.50

Oil & Gas		1.81%
	Ashland, Inc.		3,050	125,438.65	219,203.50
				125,438.65	219,203.50

Pharmaceuticals		3.69%
	King Pharmaceuticals Com		14,900	138,422.49	155,258.00
	Pfizer, Inc.		5,700	175,679.50	157,206.00
	Wyeth		3,050	124,903.97	135,725.00
				439,005.96	448,189.00
		1.88%
Semiconductors & Equipment
	LSI Logic Corp.		26,850	222,516.86	227,956.50
				222,516.86	227,956.50

Specialty Retail		1.58%
	Office Depot Inc.		8,400	126,418.32	191,856.00
				126,418.32	191,856.00

Textiles & Apparel		2.18%
	Jones Apparel Group, Inc.		3,450	130,474.94	107,088.00
	VF Corp.		2,750	104,232.00	157,355.00
				234,706.94	264,443.00

	Total Common Stock			5,953,942.43	7,332,296.60

Corporate Bonds		17.41%
	International Lease Financial Corp.		140,000	144,933.56	142,709.15
	5.750% Due 10-15-06
	Norwest Financial		150,000	152,140.27	157,915.05
	6.250% Due 12-15-07
	Merrill Lynch & Co,. Inc.		150,000	152,558.15	160,267.50
	6.375% Due 10-15-08
	Pepsico, Inc.		100,000	105,179.10	105,179.09
	5.700% Due 11-01-08
	Wal-Mart Stores, Inc.		150,000	157,198.19	165,305.85
	6.875% Due 08-10-09
	Du Pont E I de Nemours & Co.		100,000	101,279.07	100,060.10
	4.125% Due 04-30-10
	Citicorp		165,000	186,463.08	186,821.26
	7.250% Due 10-01-10
	Bell South Telecom		150,000	150,253.45	162,050.86
	6.000% Due 10-15-11
	Eli Lilly & Co		160,000	172,560.17	175,206.08
	6.000% Due 03-15-12
	Wells Fargo & Co.		100,000	106,785.78	105,790.21
	5.500% Due 08-01-12
	General Electric Capital Notes		140,000	146,654.92	148,508.65
	5.450% Due 01-15-13
	Verizon VA Inc.		125,000	122,215.97	123,015.12
	4.625% Due 03-15-13
	Procter & Gamble Co.		200,000	205,864.08	208,458.59
	4.950% Due 08-15-14
	Goldman Sachs Group, Inc.		170,000	166,503.10	173,153.49
	5.125% Due 01-15-15

	Total Corporate Bonds			2,070,588.89	2,114,441.00

Government Bonds		17.33%
	US Treasury		140,000.00	140,155.24	140,568.68
	6.500% Due 08-15-05
	US Treasury		100,000.00	101,942.49	103,628.90
	6.500% Due 10-15-06
	US Treasury		75,000.00	75,553.15	74,915.03
	3.500% Due 11-15-06
	US Treasury		75,000.00	76,561.03	75,999.00
	4.375% Due 05-15-07
	US Treasury		100,000.00	101,755.66	105,023.40
	6.125% Due 08-15-07
	US Treasury		150,000.00	151,631.95	147,568.35
	3.000% Due 02-15-08
	US Treasury		100,000.00	100,009.76	98,996.10
	3.375% Due 12-15-08
	US Treasury		200,000.00	201,692.22	213,132.80
	5.500% Due 05-15-09
	US Treasury		150,000.00	153,844.94	163,939.50
	5.750% Due 08-15-10
	US Treasury		100,000.00	105,892.77	106,246.10
	5.000% Due 02-15-11
	US Treasury		190,000.00	197,895.12	202,565.27
	5.000% Due 08-15-11
	US Treasury		180,000.00	176,754.71	191,165.58
	4.875% Due 02-15-12
	US Treasury		150,000.00	146,683.59	153,750.00
	4.250% Due 08-15-13
	US Treasury		155,000.00	149,313.76	155,932.48
	4.000% Due 02-15-14
	US Treasury		170,000.00	163,319.78	170,604.35
	4.000% Due 02-15-15

	Total Government Bonds			2,043,006.17	2,104,035.54

Short Term Investments		0.46%

	Federated Treasury Obligations Money Market			56,110.70	56,110.70

	Total Short Term Investments			56,110.70	56,110.70

	Total Investments	95.58%		10,123,648.19	11,606,883.84

	Assets in Excess of Other Liabilities	4.42%			537,233.11

	Total Net Assets	100.00%			12,144,116.95

	Gross appreciation				1,775,077
	Gross depreciation				(291,842)
	Net Unrealized Appreciation				1,483,236
	Cost of Investments				10,123,648

CornerCap Contrarian Fund

Statement of Investments

June 30, 2005 (Unaudited)

					Market
Common Stock	Security		Shares	Cost	Value
		89.91%

Aerospace & Defense		2.23%
	Curtiss Wright		1,825	91,883.46	98,458.75
				91,883.46	98,458.75

Auto Components		4.15%
	Arvinmeritor, Inc.		5,550	99,162.03	98,734.50
	Superior Industries International		3,585	104,635.68	84,964.50
				203,797.71	183,699.00

Building Products		3.93%
	Ameron, Inc.		2,400	84,210.00	89,760.00
	Crane Co.		3,200	90,927.04	84,160.00
				175,137.04	173,920.00

Chemicals		1.64%
	Cabot Corp.		2,200	83,042.08	72,600.00
				83,042.08	72,600.00

Commercial Banks		3.93%
	Bank of New York		3,100	91,450.00	89,218.00
	Hudson United Bancorp		2,350	89,821.48	84,835.00
				181,271.48	174,053.00

Commercial Services & Supplies		2.09%
	Sourcecorp		4,650	80,138.63	92,163.00
				80,138.63	92,163.00

Communications Equipment		1.85%
	UTStarCom Inc.		10,900	140,792.67	81,641.00
				140,792.67	81,641.00

Consumer Finance		2.72%
	MBNA Corp.		4,600	89,194.00	120,336.00
				89,194.00	120,336.00

Diversified Consumer Services		4.27%
	Corinthian Colleges		6,100	82,640.36	77,897.00
	H&R Block		1,900	93,168.97	110,865.00
				175,809.33	188,762.00

Diversified Financial Services		1.85%
	Federal National Mortgage Association		1,400	90,606.04	81,760.00
				90,606.04	81,760.00

Electronic Equipment & Instruments		2.24%
	Orbotech Ltd		4,600	80,160.98	98,854.00
				80,160.98	98,854.00

Food & Staples Retailing		2.40%
	Safeway, Inc.		4,700	81,921.00	106,173.00
				81,921.00	106,173.00

Health Care Equipment & Supplies		0.92%
	Boston Scientific Corp.		1,500	47,811.90	40,500.00
				47,811.90	40,500.00

Health Care Providers & Servces		10.74%
	Cigna Corp.		1,275	80,574.01	136,463.25
	Health Mgmt Assoc Inc.		4,150	93,699.95	108,647.00
	McKesson, Inc.		2,100	52,282.86	94,059.00
	Odyssey Healthcare Inc.		9,400	124,639.30	135,548.00
				351,196.12	474,717.25

Hotels, Restaurants & Leisure		2.17%
	Ruby Tuesday Inc.		3,700	93,067.95	95,830.00
				93,067.95	95,830.00

Household Durables		6.05%
	Helen of Troy, Ltd.		4,030	76,003.79	102,603.80
	Koninklijke Philips Electronics		3,650	91,364.45	91,943.50
	Libbey Inc.		4,600	84,665.02	72,726.00
				252,033.26	267,273.30

Insurance		8.61%
	21st Century Ins Group		6,825	92,702.68	101,283.00
	Marsh & McLennan		2,900	87,714.00	80,330.00
	St. Paul Travelers		2,500	80,930.00	98,825.00
	Unumprovident Corp.		5,450	90,728.33	99,844.00
				352,075.01	380,282.00

Leisure Equipment & Products		1.84%
	K2, Inc.		6,400	90,439.04	81,152.00
				90,439.04	81,152.00

Metals & Mining		3.53%
	Alcoa, Inc.		2,800	87,953.88	73,164.00
	Brush Engineered Materials		5,800	84,013.90	82,708.00
				171,967.78	155,872.00

Pharmaceuticals		6.57%
	King Pharmaceuticals Com		9,900	104,611.98	103,158.00
	Pfizer, Inc.		3,400	93,637.10	93,772.00
	Wyeth		2,100	84,567.00	93,450.00
				282,816.08	290,380.00

Real Estate		2.01%
	Friedman Billings		6,200	84,454.85	88,660.00
				84,454.85	88,660.00

Textiles & Apparel		3.84%
	Jones Apparel Group, Inc.		2600	90,877.48	80,704.00
	Kellwood Co.		3300	104,764.01	88,770.00
				195,641.49	169,474.00

Semiconductors & Equipment		5.49%
	Adaptec, Inc.		24,400	115,774.89	94,672.00
	LSI Logic Corp.		17,400	78,300.00	147,726.00
				194,074.89	242,398.00

Specialty Retail		4.84%
	Office Depot Inc.		5025	85,312.44	114,771.00
	Stewart Enterprises		15140	96,353.57	99,015.60
				181,666.01	213,786.60

	Common Stock Total			3,770,998.80	3,972,744.90

Corporate Bonds		5.18%
	Ford Motor Credit Co.		120,000	103,704.00	105,121.44
	4.500% Due 03-20-09
	General Motors Accep Corp		140,000	121,927.65	123,792.89
	5.250% Due 08-15-09

	Total Corporate Bonds			225,631.65	228,914.33

Short Term Investments		4.43%
	Federated Treasury Obligations Money Market			195,560	195,560.15

	Total Short Term Investments			195,560.15	195,560.15

	Total Investments	99.52%		4,192,190.60	4,397,219.38

	Assets in Excess of Other Liasbilities	0.48%			21,260.40

	Total Net Assets	100.00%			4,418,479.78

	Gross appreciation				423,038
	Gross depreciation				(218,009)
	Net unrealized appreciation				205,029
	Cost of investments				4,192,191

Item 2 - Controls and Procedures.

(a)                                  The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CORNERCAP FUNDS

By:	/s/ Thomas E. Quinn
Thomas E. Quinn
Chief Executive Officer

Date:	August 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Quinn
Thomas E. Quinn
Chief Executive Officer

Date:	August 29, 2005

By:	/s/ Thomas E. Quinn
Thomas E. Quinn
Chief Accounting Officer

Date:	August 29, 2005